Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Sep. 23, 2025	Dec. 31, 2024	Oct. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock				173,751		250,523,000	173,751
Weighted-average grant-date fair value per share							$ 0.42	$ 0.27
Grant-date fair value of stock options							$ 3.3	$ 1.9
Expense related to unvested options						$ 69.2	$ 12.3
Estimated weighted average period						2 years 7 months 6 days	2 years 4 months 24 days
Incremental expense					$ 0.6
Accelerated compensation cost					$ 0.3
Share-based compensation arrangement by share-based payment award, options, forfeitures in period						1,902,000	4,780,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						11,308,000	18,727,000
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock				2,174,985			2,174,985
Estimated fair value of the shares				100.00%
General vesting term for stock options				4 years
General vesting term for stock options, award requisite service period				1 year
2018 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award				five
2018 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award				10
2025 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares, employee benefit plan			28,195,000
Share-based compensation arrangement by share-based payment award, options, forfeitures in period			56,100,142
2025 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares, employee benefit plan	56,390,000
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum		5.00%
2025 Equity Incentive Plan [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			0
2025 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares, employee stock purchase plans			5,639,000
Percentage of purchase price for each share offered at lesser value			85.00%
Percentage of purchase price for each share offered			85.00%
2025 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum		1.00%
2025 Employee Stock Purchase Plan [Member] | Minimum [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares, employee stock purchase plans	11,280,000